Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 860,000
Previously Paid Amount	0.00
Total Fee Amount	126.94
Total Offset Amount	0.00
Net Fee	126.94
Narrative - Max Aggregate Offering Price	$ 860,000
Final Prospectus	true